Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
28.	Leases
We have operating leases for office space, customer centers and a fleet of dedicated vans. Our leases have remaining lease terms of 1 year to 15 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within one year.
As of December 31, 2020, our weighted-average discount rate and weighted-average remaining lease term were approximately 6% and 2 to 12 years, respectively. As of December 31, 2019, our weighted-average discount rate and weighted-average remaining lease term were approximately 9% and 12 years, respectively.
We had no finance leases as of any of years presented. We had not entered into leases that had not yet commenced as of any of the years presented.
As a result of the impact of
COVID-19
to the travel industry and our business and results of operations, we renegotiated some of our lease contracts which included anticipated termination, payment forgiveness and deferral of payments, and in some cases the negotiation is still open to new amendments as new events evolve.
Supplemental cash flow information related to leases were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$10,348	$6,748
As of December 31, 2020, the operating lease liabilities will mature over the following periods:

As of December 31, 2020
2021	8,650
2022	6,026
2023	4,930
2024	4,276
2025	4,331
2026 and thereafter	18,331

Total remaining lease payments	$46,544
Less imputed interest	(9,259)

Total operating lease liabilities:	$37,285

Current operating lease liability	8,591

Non-current operating lease liability	$28,694
Operating lease costs were $10,348 and $6,748 for the years ended December 31, 2020 and 2019. Under the lease accounting guidance in effect for the year ended December 31, 2018, rent expense was $4,354, which included operating lease costs as well as expense for non-lease
components such as common area maintenance.
Lease Agreements
As of December 31, 2020, we have operating leases outstanding for office space with Inmobiliaria Buenaventuras, S.A. de C.V., an entity related to JBA, member of the board of Viajes Beda.
As of December 31, 2020, our weighted-average discount rate and weighted-average remaining lease term under these agreements were approximately 5.1% and 3 years, respectively. Operating lease costs under these agreements were $1,071 for the year ended December 31, 2020.
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2020
Operating lease right-of-use assets	$692

Current lease liabilities	378
Non-current lease liabilities	341

Total operating lease liabilities	$719